Property And Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
Equipment	$115,888

Less: accumulated depreciation and amortization	(0)

Equipment, net	$115,888